UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

AMG Funds

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JANUARY 31, 2015 (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Trilogy Global Equity Fund

Schedule of Portfolio Investments (unaudited)

January 31, 2015

	Shares	Value
Common Stocks - 93.3%
Consumer Discretionary - 15.9%
Amazon.com, Inc. (United States)*	1,303	$461,953
Carnival PLC (United States)	13,460	602,621
Compass Group PLC (United Kingdom)	20,952	361,238
Daimler AG (Germany)	4,233	383,359
The Gap, Inc. (United States)	7,932	326,719
Hennes & Mauritz AB, B Shares (Sweden)	8,535	351,102
The Home Depot, Inc. (United States)	4,634	483,882
Honda Motor Co., Ltd. (Japan)	31,721	957,173
HUGO BOSS AG (Germany)	8,341	1,076,901
Nordstrom, Inc. (United States)	4,600	350,520
The Priceline Group, Inc. (United States)*	890	898,437
Publicis Groupe S.A. (France)	7,449	556,568
Ralph Lauren Corp. (United States)	6,473	1,080,279
Sports Direct International PLC (United Kingdom)*	45,128	481,288
Suzuki Motor Corp. (Japan)	7,300	230,827
Tata Motors, Ltd., Sponsored ADR (India)	4,246	209,413
Toyota Motor Corp. (Japan)	5,271	339,827
Urban Outfitters, Inc. (United States)*	33,183	1,156,759
Viacom, Inc., Class B (United States)	4,630	298,265
Whitbread PLC (United Kingdom)	4,846	363,746
Wyndham Worldwide Corp. (United States)	4,000	335,160
Total Consumer Discretionary		11,306,037
Consumer Staples - 6.6%
Ambev, S.A., ADR (Brazil)	52,000	342,160
Anheuser-Busch InBev N.V. (Belgium)	8,731	1,064,882
Archer-Daniels-Midland Co. (United States)	5,650	263,460
Japan Tobacco, Inc. (Japan)	12,200	332,287
Koninklijke Ahold NV (Netherlands)	26,010	469,439
Philip Morris International, Inc. (United States)	9,933	797,024
Reckitt Benckiser Group PLC (United Kingdom)	10,651	901,449
Unilever NV, Dutch Cert (United Kingdom)	3,854	167,127
Whole Foods Market, Inc. (United States)	6,100	317,780
Total Consumer Staples		4,655,608
Energy - 6.2%
Anadarko Petroleum Corp. (United States)	4,200	343,350
Apache Corp. (United States)	11,342	709,669
BP Group PLC (United Kingdom)	60,610	389,362
Cabot Oil & Gas Corp. (United States)	11,900	315,350
CNOOC, Ltd. (China)	193,600	256,881

	Shares	Value
Inpex Corp. (Japan)	9,993	$110,586
Lukoil OAO, Sponsored ADR (Russia)	5,400	212,325
Noble Energy, Inc. (United States)	7,491	357,620
Occidental Petroleum Corp. (United States)	2,190	175,200
Royal Dutch Shell PLC, A Shares (Netherlands)	12,892	392,892
Schlumberger, Ltd. (United States)	9,965	821,016
Total S.A. (France)	6,012	308,598
Total Energy		4,392,849
Financials - 18.1%
Allianz SE (Germany)	3,363	554,527
American International Group, Inc. (United States)	11,600	566,892
Ameriprise Financial, Inc. (United States)	3,500	437,290
AXA, S.A. (France)	17,370	406,316
Banco Bradesco, S.A., ADR (Brazil)	18,440	230,131
Bank of America Corp. (United States)	22,300	337,845
BNP Paribas S.A. (France)	17,594	923,775
Credit Suisse Group AG (Switzerland)*	64,729	1,362,924
Daiwa Securities Group, Inc. (Japan)	30,000	217,973
Industrial & Commercial Bank of China, Ltd., Class H (China)	538,600	384,090
Intesa Sanpaolo S.p.A (Italy)	383,314	1,120,905
JPMorgan Chase & Co. (United States)	19,662	1,069,220
Sampo Oyj, A Shares (Finland)	7,858	380,576
Sberbank of Russia, Sponsored ADR (Russia)	32,994	121,596
Schroders PLC (United Kingdom)	12,544	545,109
Sony Financial Holdings, Inc. (Japan)	17,280	240,158
St. James’s Place PLC (United Kingdom)	32,200	414,282
Sumitomo Mitsui Financial Group, Inc. (Japan)	33,450	1,122,476
T. Rowe Price Group, Inc. (United States)	14,556	1,145,848
Tokio Marine Holdings, Inc. (Japan)	11,000	384,034
Wells Fargo & Co. (United States)	17,118	888,767
Total Financials		12,854,734
Health Care - 10.8%
Agilent Technologies, Inc. (United States)	12,000	453,240
Amgen, Inc. (United States)	3,789	576,913
Baxter International, Inc. (United States)	12,071	848,712
Express Scripts Holding Co. (United States)*	12,739	1,028,165
Novo Nordisk A/S (Denmark)	8,047	358,660
Perrigo Co. PLC (Ireland)	8,435	1,279,927
Roche Holding AG (Switzerland)	5,037	1,357,559
Sanofi (France)	12,202	1,124,286

AMG Trilogy Global Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 10.8% (continued)
Sonova Holding AG (Switzerland)	2,389	$313,859
Zoetis, Inc. (United States)	8,035	343,336
Total Health Care		7,684,657
Industrials - 10.0%
Adecco, S.A. (Switzerland)*	5,148	384,574
Cummins, Inc. (United States)	3,300	460,218
East Japan Railway Co. (Japan)	1,700	131,305
Hutchison Whampoa, Ltd. (Hong Kong)	25,797	342,416
Koninklijke Philips N.V. (Netherlands)	13,317	367,213
Kuehne + Nagel International AG (Switzerland)	2,942	404,979
Mitsubishi Electric Corp. (Japan)	15,700	181,582
Mitsubishi Heavy Industries Ltd. (Japan)	33,200	183,251
Prysmian S.p.A. (Italy)	16,567	306,464
Ryanair Holdings PLC, Sponsored ADR (Ireland)*	14,429	952,025
Safran, S.A. (France)	5,707	380,084
Union Pacific Corp. (United States)	8,171	957,723
United Continental Holdings, Inc. (United States)*	5,465	379,107
United Parcel Service, Inc., Class B (United States)	3,148	311,148
Wolseley PLC (Switzerland)	22,893	1,327,000
Total Industrials		7,069,089
Information Technology - 20.4%
Altera Corp. (United States)	9,658	317,990
Apple, Inc. (United States)	13,016	1,524,955
Broadcom Corp., Class A (United States)	17,942	761,369
Check Point Software Technologies, Ltd. (Israel)*	12,959	1,000,046
Cognizant Technology Solutions Corp., Class A (United States)*	24,282	1,314,385
eBay, Inc. (United States)*	7,505	397,765
EMC Corp. (United States)	36,489	946,160
Google, Inc., Class A (United States)*	2,766	1,486,863
Google, Inc., Class C (United States)*	1,800	962,136
Hitachi, Ltd. (Japan)	37,876	286,043
Intuit, Inc. (United States)	4,000	347,280
Juniper Networks, Inc. (United States)	23,200	527,336
Lenovo Group, Ltd. (China)	116,500	150,005
MasterCard, Inc., Class A (United States)	12,390	1,016,352
MediaTek, Inc. (Taiwan)	15,700	238,722
Microsoft Corp. (United States)	18,270	738,108
Samsung Electronics Co., Ltd., GDR (South Korea)	2,303	1,417,819

	Shares	Value
SAP SE (Germany)	6,938	$452,826
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Taiwan)	25,448	577,924
Total Information Technology		14,464,084
Materials - 3.0%
Akzo Nobel NV (Netherlands)	6,069	437,216
CRH PLC (Ireland)	15,816	382,099
LyondellBasell Industries N.V., Class A (United States)	4,200	332,178
Mondi PLC (South Africa)	17,725	316,195
Rock-Tenn Co., Class A (United States)	5,400	350,460
The Sherwin-Williams Co. (United States)	1,000	271,270
Total Materials		2,089,418
Telecommunication Services - 1.8%
Softbank Corp. (Japan)	5,200	306,029
Verizon Communications, Inc. (United States)	8,700	397,677
Vodafone Group PLC (United Kingdom)	162,975	573,100
Total Telecommunication Services		1,276,806
Utilities - 0.5%
AES Corp. (United States)	30,279	370,009
Total Common Stocks (cost $60,340,070)	66,163,291
Warrants - 1.1%
Bharti Infratel, Ltd., (Netherlands)*	47,329	274,981
Bharti Infratel, Ltd., (Netherlands)*	12,389	71,980
Housing Development Finance Corp., (Netherlands)*	22,066	447,278
Total Warrants (cost $560,251)	794,239

AMG Trilogy Global Equity Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 5.5%
Repurchase Agreements - 0.0%#
Nomura Securities, Inc., dated 01/30/15, due 02/02/15, 0.080%, total to be received $28 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.875%, 02/09/15 - 01/15/45, totaling $29)	$28	$28

	Shares	Value
Other Investment Companies - 5.5%[1]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	3,886,311	$3,886,311
Total Short-Term Investments (cost $3,886,339)		3,886,339
Total Investments - 99.9% (cost $64,786,660)		70,843,869
Other Assets, less Liabilities - 0.1%		63,859
Net Assets - 100.0%		$70,907,728

AMG Trilogy Emerging Markets Equity Fund

Schedule of Portfolio Investments (unaudited)

January 31, 2015

	Shares	Value
Common Stocks - 96.7%
Consumer Discretionary - 17.9%
ANTA Sports Products, Ltd. (China)	320,108	$564,049
Bajaj Auto, Ltd. (India)	15,042	579,909
Brilliance China Automotive Holdings, Ltd. (Hong Kong)	800,000	1,467,436
Coway Co., Ltd. (South Korea)*	19,425	1,556,738
Dongfeng Motor Group Co., Ltd., Class H (China)	1,272,988	1,841,048
Genting Bhd (Malaysia)	401,366	975,539
Halla Visteon Climate Control Corp. (South Korea)*	15,711	661,374
Hankook Tire Co., Ltd. (South Korea)*	28,999	1,394,451
Hyundai Motor Co. (South Korea)	17,775	2,731,734
Imperial Holdings, Ltd. (South Africa)	101,048	1,780,051
Maruti Suzuki India, Ltd. (India)	13,703	805,889
Multiplus, S.A. (Brazil)	70,641	914,851
Naspers, Ltd., N Shares (South Africa)	10,143	1,463,249
Sands China, Ltd. (Macau)	404,847	1,970,936
SJM Holdings, Ltd. (Hong Kong)	1,018,586	1,495,430
Tata Motors, Ltd., Sponsored ADR (India)	42,803	2,111,044
Woolworths Holdings, Ltd. (South Africa)	86,211	639,907
Total Consumer Discretionary		22,953,635
Consumer Staples - 4.5%
Ambev, S.A., ADR (Brazil)	186,226	1,225,367
Cia Brasileira de Distribuicao, ADR (Brazil)	29,746	975,966
Lenta, Ltd., GDR (Russia)*	63,132	336,494
Magnit PJSC, Sponsored GDR (Russia)	46,312	1,760,979
President Chain Store Corp. (Taiwan)	100,485	772,458
SABMiller PLC (United Kingdom)	12,704	688,628
Total Consumer Staples		5,759,892
Energy - 5.5%
Adaro Energy Tbk PT (Indonesia)	5,864,950	460,844
China Petroleum & Chemical Corp., ADR (China)[2]	14,587	1,155,436
China Shenhua Energy Co., Ltd., Class H (China)	564,305	1,549,037
CNOOC, Ltd., Sponsored ADR (China)	11,845	1,577,162
Eurasia Drilling Co., Ltd., GDR (Cyprus)[2]	28,314	537,966
Lukoil OAO, Sponsored ADR (Russia)	18,742	736,924
Oil & Natural Gas Corp., Ltd. (India)	101,285	572,603
Tambang Batubara Bukit Asam Tbk PT (Indonesia)	532,954	476,316
TMK OAO, GDR (Russia)	28,199	71,891
Total Energy		7,138,179

	Shares	Value
Financials - 22.8%
Axis Bank, Ltd. (India)	148,793	$1,409,505
Banco Bradesco, S.A., ADR (Brazil)	189,764	2,368,255
Banco de Chile, ADR (Chile)[2]	12,727	836,673
Bancolombia, S.A., Sponsored ADR (Colombia)	30,772	1,423,820
Bangkok Bank PCL (Thailand)	241,000	1,412,862
Bank Mandiri Persero Tbk PT (Indonesia)	1,731,193	1,491,261
Bank Pekao S.A. (Poland)	20,875	1,006,909
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	1,104,347	1,010,456
CETIP, S.A. - Mercados Organizados (Brazil)	91,724	1,177,636
Dongbu Insurance Co., Ltd. (South Korea)	27,260	1,315,093
FirstRand, Ltd. (South Africa)	92,128	410,004
Global Logistic Properties, Ltd. (Singapore)	589,723	1,100,300
Grupo Financiero Banorte, S.A.B. de C.V. (Mexico)	242,100	1,232,829
Housing Development Finance Corp. (India)	86,191	1,751,467
ICICI Bank, Ltd., Sponsored ADR (India)	149,650	1,797,297
Industrial & Commercial Bank of China, Ltd., Class H (China)	2,254,412	1,607,683
Itau Unibanco Holding, S.A., ADR (Brazil)	195,683	2,371,678
Kasikornbank PCL (Thailand)	245,100	1,674,737
Kasikornbank PCL, NVDR (Thailand)	69,300	468,859
PICC Property & Casualty Co., Ltd., Class H (China)	773,288	1,508,161
Sberbank of Russia, Sponsored ADR (Russia)	279,528	1,030,176
Shinhan Financial Group Co., Ltd. (South Korea)	23,153	945,300
Total Financials		29,350,961
Health Care - 4.3%
Dr Reddy’s Laboratories, Ltd. (India)	43,459	2,249,933
Life Healthcare Group Holdings, Ltd. (South Africa)	344,584	1,282,351
Qualicorp, S.A. (Brazil)*	68,779	680,549
Richter Gedeon Nyrt (Hungary)	95,692	1,298,473
Total Health Care		5,511,306
Industrials - 11.5%
ALL - America Latina Logistica, S.A. (Brazil)	373,416	535,787
Alliance Global Group, Inc. (Philippines)	2,821,690	1,594,742
Arteris, S.A. (Brazil)	95,134	436,094
The Bidvest Group, Ltd. (South Africa)	72,188	1,992,287
CCR, S.A. (Brazil)	250,757	1,427,958
Copa Holdings, S.A. Class A (Panama)	18,589	1,998,503

AMG Trilogy Emerging Markets Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 11.5% (continued)
Embraer, S.A., Sponsored ADR (Brazil)	57,832	$2,039,156
Enka Insaat ve Sanayi A.S. (Turkey)	284,432	574,639
Globaltrans Investment PLC, Sponsored GDR (Cyprus)	91,858	414,407
KOC Holding A.S. (Turkey)	356,220	1,847,095
Localiza Rent a Car, S.A. (Brazil)	66,937	870,624
Turk Hava Yollari (Turkey)*	266,259	1,016,153
Total Industrials		14,747,445
Information Technology - 19.9%
Baidu, Inc., Sponsored ADR (China)*	10,307	2,246,101
Cielo, S.A. (Brazil)	43,929	654,863
Delta Electronics, Inc. (Taiwan)	294,720	1,800,121
HCL Technologies, Ltd. (India)	55,496	1,601,536
Hon Hai Precision Industry Co., Ltd. (Taiwan)	823,305	2,259,143
Infosys, Ltd., Sponsored ADR (India)	37,146	1,265,936
MediaTek, Inc. (Taiwan)	115,105	1,750,199
NetEase, Inc., ADR (China)	20,935	2,287,149
Samsung Electronics Co., Ltd. (South Korea)	3,168	3,932,752
SK Hynix, Inc. (South Korea)	21,479	927,798
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	1,259,632	5,539,395
TOTVS, S.A. (Brazil)	62,381	780,445
Yandex NV (Russia)*	31,189	464,404
Total Information Technology		25,509,842
Materials - 5.4%
BHP Billiton PLC (Australia)	38,159	825,402
Grupo Mexico, S.A.B. de C.V., Series B (Mexico)	562,594	1,483,286
Korea Zinc Co., Ltd. (South Korea)*	5,109	1,995,609
LG Chem, Ltd. (South Korea)	4,644	835,183
MMC Norilsk Nickel OJSC, ADR (Russia)	17,372	286,327
PTT Global Chemical PCL (Thailand)	279,190	481,770
UPL, Ltd. (India)	167,873	996,232
Total Materials		6,903,809
Telecommunication Services - 1.6%
MTN Group, Ltd. (South Africa)	52,125	900,132
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	4,994,347	1,108,732
Total Telecommunication Services		2,008,864

	Shares	Value
Utilities - 3.3%
China Resources Power Holdings Co., Ltd. (Hong Kong)	414,000	$1,159,187
Huaneng Power International, Inc., Class H (China)	1,290,741	1,806,642
Power Grid Corp. of India, Ltd. (India)	553,252	1,319,349
Total Utilities		4,285,178
Total Common Stocks (cost $127,008,696)		124,169,111
Warrants - 0.1%
Genting Bhd, (Malaysia)* (cost $71,304)	142,960	104,028

	Principal Amount
Short-Term Investments - 4.0%
Repurchase Agreements - 1.1%[3]
Daiwa Capital Markets America, dated 01/30/15, due 02/02/15, 0.100%, total to be received $495,127 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 06/01/17 - 03/01/48,totaling $505,025)	$495,123	495,123
Nomura Securities, Inc., dated 01/30/15, due 02/02/15, 0.080%, total to be received $1,000,007 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.875%, 02/09/15 - 01/15/45, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		1,495,123

	Shares
Other Investment Companies - 2.9%[1]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	3,730,560	3,730,560
Total Short-Term Investments (cost $5,225,683)		5,225,683
Total Investments - 100.8% (cost $132,305,683)		129,498,822
Other Assets, less Liabilities - (0.8)%		(1,073,790)
Net Assets - 100.0%		$128,425,032

AMG Trilogy International Small Cap Fund

Schedule of Portfolio Investments (unaudited)

January 31, 2015

	Shares	Value
Common Stocks - 95.6%
Consumer Discretionary - 24.6%
CJ O Shopping Co., Ltd. (South Korea)	796	$161,092
COOKPAD, Inc. (Japan)[2]	13,461	538,764
CyberAgent, Inc. (Japan)	11,285	496,899
Daiichikosho Co., Ltd. (Japan)	20,551	595,149
Eclat Textile Co., Ltd. (Taiwan)	30,948	320,384
Entertainment One, Ltd. (Canada)	110,689	459,300
The Foschini Group, Ltd. (South Africa)	12,312	176,524
Grand Korea Leisure Co., Ltd. (South Korea)	6,794	247,236
Halfords Group PLC (United Kingdom)	62,094	414,288
Piaggio & C S.p.A. (Italy)*	118,411	360,442
Stanley Electric Co., Ltd. (Japan)	20,024	445,675
Techtronic Industries Co. (Hong Kong)	108,870	355,544
Tom Tailor Holding AG (Germany)*	34,411	422,497
The Yokohama Rubber Co. Ltd. (Japan)	41,881	394,015
Total Consumer Discretionary		5,387,809
Consumer Staples - 6.5%
Britvic PLC (United Kingdom)	33,472	354,227
Eurocash, S.A. (Poland)	35,319	350,509
Lenta, Ltd. GDR (Russia)*	13,534	72,136
PureCircle, Ltd. (Malaysia)*,2	77,084	638,574
Total Consumer Staples		1,415,446
Energy - 3.1%
Dragon Oil PLC (United Arab Emirates)	41,572	347,624
Tsakos Energy Navigation, Ltd. (Greece)	49,575	342,068
Total Energy		689,692
Financials - 24.8%
Aareal Bank AG (Germany)	12,587	476,620
Aozora Bank, Ltd. (Japan)	160,733	584,936
Arrow Global Group PLC (United Kingdom)[2]	117,164	397,947
Banca Generali S.p.A. (Italy)	19,972	557,929
Bank of Georgia Holdings PLC (Georgia)	13,775	420,536
BUWOG AG (Austria)*	13,542	264,486
Close Brothers Group PLC (United Kingdom)	17,646	402,667
Credit Saison Co., Ltd. (Japan)	30,843	519,594
Dongbu Insurance Co., Ltd. (South Korea)	3,909	188,580
Grand City Properties, S.A. (Luxembourg)*	33,020	541,030
Monex Group, Inc. (Japan)	164,431	337,579
The Paragon Group of Cos. PLC (United Kingdom)	35,268	218,503
Provident Financial PLC (United Kingdom)	13,601	538,868
Total Financials		5,449,275

	Shares	Value
Health Care - 3.0%
Qualicorp, S.A. (Brazil)*	18,994	$187,940
Sawai Pharmaceutical Co., Ltd. (Japan)	7,680	464,754
Total Health Care		652,694
Industrials - 19.0%
ALL - America Latina Logistica, S.A. (Brazil)	43,084	61,818
Ashtead Group PLC (United Kingdom)	23,439	381,413
Dialight PLC (United Kingdom)	28,792	304,090
Kajima Corp. (Japan)	100,655	398,244
Localiza Rent a Car, S.A. (Brazil)	8,314	108,137
Makita Corp. (Japan)	8,794	390,072
Nabtesco Corp. (Japan)	19,506	503,577
Ramirent OYJ (Finland)	26,036	214,969
Speedy Hire PLC (United Kingdom)	299,367	328,036
Tadano, Ltd. (Japan)	35,187	423,504
Wienerberger AG (Austria)	30,984	437,813
Zumtobel Group AG (Austria)	26,953	618,449
Total Industrials		4,170,122
Information Technology - 9.8%
Internet Initiative Japan, Inc. (Japan)[2]	29,978	628,832
Opera Software ASA (Norway)[2]	23,425	310,319
Opus Group AB (Sweden)	390,913	349,612
PAX Global Technology, Ltd. (Hong Kong)*	138,171	129,374
TOTVS, S.A. (Brazil)	9,314	116,527
UBISOFT Entertainment (France)*	30,386	609,947
Total Information Technology		2,144,611
Materials - 4.8%
BillerudKorsnas AB (Sweden)	38,704	587,506
Italcementi S.p.A. (Italy)	66,782	459,770
Total Materials		1,047,276
Total Common Stocks (cost $20,423,307)		20,956,925
Warrants - 1.2%
YES Bank, Ltd., 02/11/16 (United Kingdom)* (cost $146,028)	18,995	263,081

AMG Trilogy International Small Cap Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 6.8%
Repurchase Agreements - 3.8%[3]
Nomura Securities, Inc., dated 01/30/15, due 02/02/15, 0.080%, total to be received $831,572 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.875%, 02/09/15 - 01/15/45, totaling $848,197)	$831,566	$831,566

	Shares	Value
Other Investment Companies - 3.0%[1]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	674,730	$674,730
Total Short-Term Investments (cost $1,506,296)		1,506,296
Total Investments - 103.6% (cost $22,075,631)		22,726,302
Other Assets, less Liabilities - (3.6)%		(798,075)
Net Assets - 100.0%		$21,928,227

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At January 31, 2015, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Trilogy Global Equity Fund	$65,013,672	$10,466,210	$(4,636,013)	$5,830,197
AMG Trilogy Emerging Markets Equity Fund	133,116,169	16,971,946	(20,589,293)	(3,617,347)
AMG Trilogy International Small Cap Fund	22,131,126	3,861,105	(3,265,929)	595,176

*	Non-income producing security.
#	Rounds to less than 0.1%.
[1]	Yield shown represents the January 31, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of January 31, 2015, amounting to:

Fund	Market Value	% of Net Assets
AMG Trilogy Emerging Markets Equity Fund	$1,506,694	1.2%
AMG Trilogy International Small Cap Fund	784,483	3.6%

[3]	Collateral received from brokers for securities lending was invested in these short-term investments.

Notes to Schedules of Portfolio Investments (continued)

Country	AMG Trilogy Global Equity Fund†
Belgium	1.5%
Brazil	0.8%
China	1.1%
Denmark	0.5%
Finland	0.5%
France	5.2%
Germany	3.5%
Hong Kong	0.5%
India	0.3%
Ireland	3.7%
Israel	1.4%
Italy	2.0%
Japan	7.1%
Netherlands	3.5%
Russia	0.5%
South Africa	0.4%
South Korea	2.0%
Sweden	0.5%
Switzerland	7.3%
Taiwan	1.2%
United Kingdom	5.9%
United States	50.6%

100.0%

Country	AMG Trilogy Emerging Markets Equity Fund†
Australia	0.6%
Brazil	12.7%
Chile	0.7%
China	12.5%
Colombia	1.1%
Cyprus	0.7%
Hong Kong	3.2%
Hungary	1.0%
India	12.7%
Indonesia	3.5%
Macau	1.5%
Malaysia	0.8%
Mexico	2.1%
Panama	1.5%
Philippines	1.2%
Poland	0.8%
Russia	3.6%
Singapore	0.9%
South Africa	6.6%
South Korea	12.6%
Taiwan	9.4%
Thailand	3.1%
Turkey	2.7%
United Kingdom	0.5%
United States	4.0%

100.0%

†	As a percentage of total market value on January 31, 2015.

Notes to Schedules of Portfolio Investments (continued)

Country	AMG Trilogy International Small Cap Fund†
Austria	5.8%
Brazil	2.1%
Canada	2.0%
Finland	0.9%
France	2.7%
Georgia	1.9%
Germany	4.0%
Greece	1.5%
Hong Kong	2.1%
Italy	6.1%
Japan	29.6%
Luxembourg	2.4%
Malaysia	2.8%
Norway	1.4%
Poland	1.5%
Russia	0.3%
South Africa	0.8%
South Korea	2.6%
Sweden	4.1%
Taiwan	1.4%
United Arab Emirates	1.5%
United Kingdom	15.9%
United States	6.6%

100.0%

†	As a percentage of total market value on January 31, 2015.

Notes to Schedules of Portfolio Investments (continued)

VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities primarily traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities primarily traded on an international securities exchange and equity securities traded in a non-U.S. over-the counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (formerly Managers Investment Group LLC) (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a pre-determined level). The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Notes to Schedules of Portfolio Investments (continued)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following tables summarize the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of January 31, 2015:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Trilogy Global Equity Fund
Investments in Securities
Common Stocks
Information Technology	$11,918,669	$2,545,415	—	$14,464,084
Financials	4,675,993	8,178,741	—	12,854,734
Consumer Discretionary	5,601,387	5,704,650	—	11,306,037
Health Care	4,530,293	3,154,364	—	7,684,657
Industrials	3,402,637	3,666,452	—	7,069,089
Consumer Staples	1,720,424	2,935,184	—	4,655,608
Energy	2,722,205	1,670,644	—	4,392,849
Materials	953,908	1,135,510	—	2,089,418
Telecommunication Services	397,677	879,129	—	1,276,806
Utilities	370,009	—	—	370,009
Warrants	—	794,239	—	794,239
Short-Term Investments
Repurchase Agreements	—	28	—	28
Other Investment Companies	3,886,311	—	—	3,886,311

Total Investments in Securities	$40,179,513	$30,664,356	—	$70,843,869

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Trilogy Emerging Markets Equity Fund
Investments in Securities
Common Stocks
Financials	$11,208,188	$18,142,773	—	$29,350,961
Information Technology	7,698,898	17,810,944	—	25,509,842
Consumer Discretionary	5,057,380	17,896,255	—	22,953,635
Industrials	7,308,122	7,439,323	—	14,747,445
Energy	3,270,564	3,867,615	—	7,138,179
Materials	1,483,286	5,420,523	—	6,903,809
Consumer Staples	2,537,827	3,222,065	—	5,759,892
Health Care	680,549	4,830,757	—	5,511,306
Utilities	—	4,285,178	—	4,285,178
Telecommunication Services	—	2,008,864	—	2,008,864
Warrants	104,028	—	—	104,028
Short-Term Investments
Repurchase Agreements	—	1,495,123	—	1,495,123
Other Investment Companies	3,730,560	—	—	3,730,560

Total Investments in Securities	$43,079,402	$86,419,420	—	$129,498,822

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Trilogy International Small Cap Fund
Investments in Securities
Common Stocks
Financials	$938,977	$4,510,298	—	$5,449,275
Consumer Discretionary	—	5,387,809	—	5,387,809
Industrials	497,991	3,672,131	—	4,170,122
Information Technology	466,139	1,678,472	—	2,144,611
Consumer Staples	710,710	704,736	—	1,415,446
Materials	—	1,047,276	—	1,047,276
Energy	342,068	347,624	—	689,692
Health Care	187,940	464,754	—	652,694
Warrants	—	263,081	—	263,081
Short-Term Investments
Repurchase Agreements	—	831,566	—	831,566
Other Investment Companies	674,730	—	—	674,730

Total Investments in Securities	$3,818,555	$18,907,747	—	$22,726,302

Notes to Schedules of Portfolio Investments (continued)

As of January 31, 2015, the AMG Trilogy Global Equity Fund had no transfers between levels from the beginning of the period.

As of January 31, 2015, the following Funds had transfers between Level 1 and Level 2 as follows:

	Transfer	Transfer out of	Transfer into	Transfer out of
	into Level 1[1]	Level 1[1]	Level 2[1]	Level 2[1]
AMG Trilogy Emerging Markets Equity Fund
Assets:
Common Stocks	$2,031,484	($1,895,803)	$1,895,803	($2,031,484)

AMG Trilogy International Small Cap Fund
Assets:
Common Stocks	$747,558	($922,539)	$922,539	($747,558)

[1]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

ADR/GDR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG Funds

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: April 1, 2015

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: April 1, 2015